LONG-TERM DEBT - Schedule of instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ 993.8	$ 1,047.9	$ 1,758.7
Current portion of non-current borrowings					0.0	(56.2)
Non-current portion of non-current borrowings					993.8	991.7
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Total borrowings					8.0	10.1
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 300.0				280.4	280.1
Borrowings, interest rate	4.625%
Borrowings, term	10 years
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 500.0			149.8	149.2
Borrowings, interest rate		4.95%
Borrowings, term		10 years
$300 million notes issued June 2013
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 300.0		240.4	240.2
Series B - 4.78% 10-Year Notes Due June 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 265.0
Borrowings, interest rate			4.78%
Borrowings, term			10 years
$500 Million Notes Issued March 2012
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 500.0
Series B - 4.36% 8-year notes due March 2020 ($85 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 85.0	0.0	56.2
Borrowings, interest rate				4.36%
Borrowings, term				8 years
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 200.0	190.5	190.3
Borrowings, interest rate				4.76%
Borrowings, term				10 years
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Total borrowings				$ 140.0	135.4	135.3
Borrowings, interest rate				4.91%
Borrowings, term				12 years
Senior Debt Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings					996.5	1,051.3
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Total borrowings					$ (2.7)	$ (3.4)